Pensions and Other Postretirement Benefits (Contributions to Multi-employer Plan) (Details) - Railroad Employees National Early Retirement Major Medical Benefit Plan [Member] CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD CAD / PerMonthPerEmployee	Dec. 31, 2016 CAD CAD / PerMonthPerEmployee	Dec. 31, 2015 CAD
Contributions to multiemployer plan [Line Items]
Contributions to multi-employer plan | CAD	CAD 15	CAD 12	CAD 10
Multiemployer plan employer contribution rate per month | CAD / PerMonthPerEmployee	216.54	178.45
Number of retirees covered	462	416